Share-Based Payment (Details) - Schedule of fair value of the share options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
19.A, C. and D-Consultants and Employees [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of equity instruments granted in the last 3 years | shares	39,954,951
Fair value in the grant date (thousands USD) | $	$ 125,857
Expected dividend yield | $
Outstanding as of December 31, 2022 | shares	27,630,207
Exercisable as of December 31, 2022 (from grants granted in 2020-2022) | shares	2,398,972
19.A, C. and D-Consultants and Employees [Member] | Minimum [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 2.03
Range of exercise price (USD)	$ 0
Range of expected share price volatility	0.00%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.00%
19.A, C. and D-Consultants and Employees [Member] | Maximum [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 9.38
Range of exercise price (USD)	$ 3.79
Range of expected share price volatility	129.20%
Range of estimated life (years)	7 years
Range of weighted average of risk-free interest rate	3.80%
19.B- Directors and CEO [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Number of equity instruments granted in the last 3 years | shares	36,978,505
Fair value in the grant date (thousands USD) | $	$ 21,708
Expected dividend yield | $
Outstanding as of December 31, 2022 | shares	34,532,431
Exercisable as of December 31, 2022 (from grants granted in 2020-2022) | shares	33,120,886
19.B- Directors and CEO [Member] | Minimum [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 1.38
Range of exercise price (USD)	$ 0
Range of expected share price volatility	93.62%
Range of estimated life (years)	4 years
Range of weighted average of risk-free interest rate	0.29%
19.B- Directors and CEO [Member] | Maximum [Member]
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Range of share price (USD)	$ 6.52
Range of exercise price (USD)	$ 9.33
Range of expected share price volatility	125.90%
Range of estimated life (years)	7 years 25 days
Range of weighted average of risk-free interest rate	1.33%